Loans (Tables)	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
Loans segregated by class of loans
The following table presents the composition of loans, segregated by class of loans, as of December 31:

	2013	2012

Commercial and Agricultural
Commercial	$48,107,448	$55,684,492
Agricultural	10,665,938	6,210,953

Real Estate
Commercial Construction	52,738,783	53,808,056
Residential Construction	6,549,260	5,852,238
Commercial	341,783,538	334,386,177
Residential	206,257,927	203,844,522
Farmland	47,034,426	49,056,861

Consumer and Other
Consumer	25,675,560	29,777,776
Other	12,405,582	8,428,936

Total Loans	$751,218,462	$747,050,011

Loan portfolio by credit quality indicator (risk grade)
The following tables present the loan portfolio by credit quality indicator (risk grade) as of December 31. Those loans with a risk grade of 1, 2, 3 or 4 have been combined in the pass column for presentation purposes.

2013	Pass	Special Mention	Substandard	Total Loans

Commercial and Agricultural
Commercial	$41,759,281	$2,770,284	$3,577,883	$48,107,448
Agricultural	10,637,705	16,830	11,403	10,665,938

Real Estate
Commercial Construction	42,668,320	1,512,301	8,558,162	52,738,783
Residential Construction	6,341,530	207,730	-	6,549,260
Commercial	317,567,749	10,759,954	13,455,835	341,783,538
Residential	182,977,361	13,523,478	9,757,088	206,257,927
Farmland	44,776,355	507,122	1,750,949	47,034,426

Consumer and Other
Consumer	24,608,175	320,473	746,912	25,675,560
Other	12,356,116	711	48,755	12,405,582

Total Loans	$683,692,592	$29,618,883	$37,906,987	$751,218,462

2012

Commercial and Agricultural
Commercial	$49,947,552	$1,417,735	$4,319,205	$55,684,492
Agricultural	6,155,864	-	55,089	6,210,953

Real Estate
Commercial Construction	37,256,301	1,663,588	14,888,167	53,808,056
Residential Construction	5,748,829	103,409	-	5,852,238
Commercial	298,222,139	9,759,473	26,404,565	334,386,177
Residential	183,222,020	11,412,973	9,209,529	203,844,522
Farmland	45,495,038	913,487	2,648,336	49,056,861

Consumer and Other
Consumer	28,839,058	293,467	645,251	29,777,776
Other	8,350,772	8,907	69,257	8,428,936

Total Loans	$663,237,573	$25,573,039	$58,239,399	$747,050,011

Age analysis of past due loans and nonaccrual loans, segregated by class of loans
The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, as of December 31:

	Accruing Loans
2013	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loans	Total Loans

Commercial and Agricultural
Commercial	$581,281	$-	$581,281	$1,646,418	$45,879,749	$48,107,448
Agricultural	81,036	-	81,036	-	10,584,902	10,665,938

Real Estate
Commercial Construction	139,826	-	139,826	8,221,745	44,377,212	52,738,783
Residential Construction	-	-	-	-	6,549,260	6,549,260
Commercial	2,287,341	-	2,287,341	7,366,703	332,129,494	341,783,538
Residential	5,273,586	-	5,273,586	4,933,420	196,050,921	206,257,927
Farmland	350,718	-	350,718	1,629,611	45,054,097	47,034,426

Consumer and Other
Consumer	453,580	3,991	457,571	307,456	24,910,533	25,675,560
Other	198,451	-	198,451	9,146	12,197,985	12,405,582

Total Loans	$9,365,819	$3,991	$9,369,810	$24,114,499	$717,734,153	$751,218,462

2012

Commercial and Agricultural
Commercial	$797,612	$-	$797,612	$1,033,371	$53,853,509	$55,684,492
Agricultural	28,228	-	28,228	39,213	6,143,512	6,210,953

Real Estate
Commercial Construction	1,309,618	-	1,309,618	14,032,580	38,465,858	53,808,056
Residential Construction	-	-	-	-	5,852,238	5,852,238
Commercial	3,771,106	-	3,771,106	6,629,789	323,985,282	334,386,177
Residential	8,223,174	-	8,223,174	5,429,971	190,191,377	203,844,522
Farmland	140,095	-	140,095	2,413,104	46,503,662	49,056,861

Consumer and Other
Consumer	636,888	4,355	641,243	255,216	28,881,317	29,777,776
Other	4,557	-	4,557	17,491	8,406,888	8,428,936

Total Loans	$14,911,278	$4,355	$14,915,633	$29,850,735	$702,283,643	$747,050,011

Impaired loan data
The following table details impaired loan data as of December 31, 2013:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$305,272	$305,272	$-	$216,057	$24,494	$25,193
Agricultural	-	-	-	9,803	-	-
Commercial Construction	7,856,411	4,750,157	-	4,105,370	34,908	41,164
Commercial Real Estate	20,120,403	19,252,946	-	13,198,988	493,940	503,392
Residential Real Estate	7,836,718	6,361,592	-	4,564,666	224,439	209,330
Farmland	302,629	302,629	-	1,858,654	803	869
Consumer	313,194	307,456	-	252,944	18,469	21,109
Other	9,146	9,146	-	2,287	556	575

	36,743,773	31,289,198	-	24,208,769	797,609	801,632

With An Allowance Recorded
Commercial	1,452,798	1,452,798	433,714	1,689,125	14,845	20,748
Agricultural	-	-	-	-	-	-
Commercial Construction	5,922,674	3,471,587	830,546	5,025,176	(159)	-
Commercial Real Estate	5,874,473	5,874,473	423,685	11,072,314	157,536	148,495
Residential Real Estate	1,949,301	1,849,301	526,005	3,661,706	25,739	24,414
Farmland	1,326,982	1,326,982	85,500	663,903	44,638	46,930
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	16,526,228	13,975,141	2,299,450	22,112,224	242,599	240,587

Total
Commercial	1,758,070	1,758,070	433,714	1,905,182	39,339	45,941
Agricultural	-	-	-	9,803	-	-
Commercial Construction	13,779,085	8,221,744	830,546	9,130,546	34,749	41,164
Commercial Real Estate	25,994,876	25,127,419	423,685	24,271,302	651,476	651,887
Residential Real Estate	9,786,019	8,210,893	526,005	8,226,372	250,178	233,744
Farmland	1,629,611	1,629,611	85,500	2,522,557	45,441	47,799
Consumer	313,194	307,456	-	252,944	18,469	21,109
Other	9,146	9,146	-	2,287	556	575

	$53,270,001	$45,264,339	$2,299,450	$46,320,993	$1,040,208	$1,042,219

The following table details impaired loan data as of December 31, 2012:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$1,508,236	$1,041,938	$-	$1,052,916	$27,407	$28,410
Agricultural	39,213	39,213	-	58,056	-	-
Commercial Construction	10,624,917	6,414,986	-	9,194,360	27,377	51,820
Commercial Real Estate	16,565,971	15,505,907	-	26,482,274	430,339	420,549
Residential Real Estate	4,450,128	4,131,707	-	3,096,151	89,139	123,101
Farmland	2,828,539	2,413,103	-	2,326,180	42,588	55,258
Consumer	297,356	255,216	-	228,181	10,441	12,920
Other	17,491	17,491	-	24,414	1,191	1,291

	36,331,851	29,819,561	-	42,462,532	628,482	693,349

With An Allowance Recorded
Commercial	1,493,432	1,493,432	462,555	942,673	91,888	87,611
Agricultural	-	-	-	-	-	-
Commercial Construction	8,266,649	7,617,594	1,732,534	10,533,468	-	-
Commercial Real Estate	12,758,884	12,745,422	1,236,526	6,398,364	383,356	366,423
Residential Real Estate	5,514,994	4,421,809	840,492	4,288,062	144,661	117,266
Farmland	-	-	-	64,862	-	-
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	28,033,959	26,278,257	4,272,107	22,227,429	619,905	571,300

Total
Commercial	3,001,668	2,535,370	462,555	1,995,589	119,295	116,021
Agricultural	39,213	39,213	-	58,056	-	-
Commercial Construction	18,891,566	14,032,580	1,732,534	19,727,828	27,377	51,820
Commercial Real Estate	29,324,855	28,251,329	1,236,526	32,880,638	813,695	786,972
Residential Real Estate	9,965,122	8,553,516	840,492	7,384,213	233,800	240,367
Farmland	2,828,539	2,413,103	-	2,391,042	42,588	55,258
Consumer	297,356	255,216	-	228,181	10,441	12,920
Other	17,491	17,491	-	24,414	1,191	1,291

	$64,365,810	$56,097,818	$4,272,107	$64,689,961	$1,248,387	$1,264,649

Loans modified in troubled debt restructuring
Troubled Debt Restructurings

2013	# of Contracts	Pre-Modification	Post-Modification

Commercial	1	$83,748	$81,277
Commercial Construction	2	228,633	225,959
Commercial Real Estate	1	225,852	225,852
Residential Real Estate	4	1,885,700	1,764,399

Total Loans	8	$2,423,933	$2,297,487

2012

Commercial	1	$107,749	$107,749
Commercial Real Estate	1	56,835	56,835
Residential Real Estate	5	1,082,585	1,079,614

Total Loans	7	$1,247,169	$1,244,198

2011

Commercial	3	$3,240,469	$1,541,882
Commercial Construction	3	1,430,147	1,430,101
Commercial Real Estate	9	20,827,349	15,906,547
Residential Real Estate	8	1,505,356	1,456,878

Total Loans	23	$27,003,321	$20,335,408

Troubled debt restructurings that subsequently defaulted as of December 31 are as follows:

	2013		2012		2011
	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment

Commercial	1	$81,277	-	$-	1	$1,175,922
Commercial Construction	-	-	-	-	3	4,475,473
Commercial Real Estate	-	-	1	203,291	3	2,322,361
Residential Real Estate	-	-	1	10,000	-	-

Total Loans	1	$81,277	2	$213,291	7	$7,973,756